EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2014	2013	2012
Numerator
Net income	$65,000	$48,349	$67,303

Denominator
Basic earnings per common share - weighted average shares	58,662,836	57,270,233	57,876,685
Effect of dilutive securities
Employee stock awards	589,157	692,050	873,293
Warrants	140,674	110,771	118,814
Diluted earnings per common share - adjusted weighted average shares	59,392,667	58,073,054	58,868,792

Earnings per share available to common shareholders
Basic	$1.11	$0.84	$1.16
Diluted	$1.09	$0.83	$1.14